Property and Equipment	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Property, Plant and Equipment [Abstract]
Property and Equipment

7. Property and Equipment

	September 30, 2021	December 31, 2020
Land	$30,526	$7,277
Buildings	77,949	57,362
Machinery and equipment	49,153	9,581
Construction in progress	133,666	78,174
Leasehold improvements	3,577	871
Less: accumulated depreciation	(6,261)	(620)
Total property and equipment, net	$288,610	$152,645

Depreciation expense was $2,752 and $6,887 for the three and nine months ended September 30, 2021, respectively, compared to $51 and $66 for the three and nine months ended September 30, 2020, respectively.

In March 2021 the Company acquired the Morehead CEA facility and related property from Equilibrium Controlled Environment Foods Fund, LLC and its affiliates (“Equilibrium”), a related party (See Note 12(a) - Commitments and Contingencies - Equilibrium Transaction). The purchase price for the Morehead CEA facility was $125,000 which was equal to a multiple of Equilibrium’s cost to acquire, develop and construct the Morehead CEA facility. The Morehead CEA facility was placed in service during the nine months ended September 30, 2021. As of December 31, 2020, the buildings asset class included $56,748 related to Morehead CEA facility right-to-use assets held under a finance lease with Equilibrium.

5.   Property and Equipment, net

Property and equipment at cost and accumulated depreciation are as follows:

	December 31, 2020
	Original	Accumulated	Assets
	cost	depreciation	net
Land	$3,678	$—	$3,678
Land with a related party – see Note 8(a)	3,599	—	3,599
Buildings	57,362	(436)	56,926
Construction in progress	23,526	—	23,526
Construction in progress with a related party – see Note 8(a)	54,649	—	54,649
Automobiles	152	(15)	137
Leasehold improvements	871	(18)	854
Equipment	1,803	(68)	1,735
Machinery	7,625	(84)	7,542
	$153,266	$(620)	$152,645

	December 31, 2019
	Original	Accumulated	Assets
	cost	depreciation	net
Land with a related party – see Note 8(a)	$3,599	$—	$3,599
Equipment	25	(7)	18
Machinery	96	(12)	84
	$3,720	$(19)	$3,701

Depreciation expense for property and equipment for the year ended December 31, 2020 and 2019 was $176 and $16, respectively.

Building cost includes $56,748 related to right-to-use assets held under a finance lease with a related party (see Note 8(a)).